Leases (Tables)	12 Months Ended
Dec. 31, 2019
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Right of use assets
Right of use assets

	Aircraft	Real estate	Total
Balance at January 1, 2018	$350,517	$33,833	$384,350
Additions	83,389	1,381	84,770
Depreciation expens e	(100,857)	(6,270)	(107,127)

Balance at December 31, 2018	$333,049	$28,944	$361,993
Additions	23,162	8,512	31,674
Depreciation expens e	(95,564)	(7,260)	(102,824)

Balance at December 31, 2019	$260,647	$30,196	$290,843

Lease liabilities
Lease liabilities

	2019	2018
Current portion of lease liability
Aircraft	$91,246	$96,853
Real estate	6,486	5,599

	$97,732	$102,452
Long-term lease liability
Aircraft	$179,031	$246,292
Real estate	27,801	26,939

	$206,832	$273,231

	$304,564	$375,683

Disclosure Of Cash Flows For Leases
For leases under IFRS 16 the Company recognizes a provision to estimate the costs for work required to be performed just before the redelivery of the aircraft to the lessors and which does not depend of the aircraft utilization, this provision is booked as a dismantling provision cost under “long term liabilities” in the consolidated statement of financial position. As of December 31, 2019 the total liability related to leases including the provision of dismantling amounts to $328.9 million (2018: $399.5 million).
Total cash outflow for leases for the years ended as December 31, 2019 and 2018:

	2019	2018
Aircraft	$107,610	$112,707
Real estate	9,458	8,329

	$117,068	$121,036

Disclosure Of Lease Expenses
Amounts recognized in the consolidated statement of profit or loss related to leases:

	2019	2018	2017
Depreciation and amortization
Aircraft	$95,564	$100,857	$104,282
Real estate	7,260	6,270	5,917

	$102,824	$107,127	$110,199
Other operating and administrative expenses
Short-term leases	$364	$1,412	$1,373
Leases of low-value assets	733	853	758
Variable lease payments not include in the measurement of lease liabilities	706	611	542

	$1,803	$2,876	$2,673
Finance cost
Aircraft	$11,221	$12,074	$12,956
Real estate	2,073	2,105	2,151
Unwinding of discount and changes in the discount rate	846	796	766

	$14,140	$14,975	$15,873

	$118,767	$124,978	$128,745

Schedule of Future Minimum Lease Receivables under Non-cancellable Leases
The future minimum lease receivables under non-cancellable leases are as follows:

	2019	2018
Up to one year	$3,220	$3,480
One to five years	5,875	1,595

Total minimum lease rental receivables	$9,095	$5,075